Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000230413 | NVIDIA Corp9419896
Holdings [Line Items]
Percent of Total Investments	5.40%
C000230413 | Apple9420753
Holdings [Line Items]
Percent of Total Investments	5.10%
C000230413 | Microsoft Corp9419778
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230413 | Amazon.com Inc9420690
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230413 | Alphabet Inc9420681
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230413 | Broadcom Inc9420907
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230413 | Alphabet Inc9420684
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230413 | Meta Platforms9419764
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230413 | Berkshire Hathaway Inc9420852
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230413 | JPMorgan Chase & Co9419579
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230413 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230413 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230413 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230413 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230413 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230413 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230413 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230413 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230413 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230413 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000230413 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230413 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000230413 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000230413 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000230413 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000230415 | SPDR Portfolio High Yield Bond ETF9421030
Holdings [Line Items]
Percent of Total Investments	49.60%
C000230415 | SPDR Bloomberg Emerging Markets USD Bond ETF9421028
Holdings [Line Items]
Percent of Total Investments	49.30%
C000230415 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000230415 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230414 | U.S. Treasury Notes9419810
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230414 | U.S. Treasury Notes9419812
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230414 | U.S. Treasury Bonds9420597
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230414 | U.S. Treasury Notes9419793
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230414 | U.S. Treasury Bonds9420599
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230414 | U.S. Treasury Notes9419795
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230414 | U.S. Treasury Notes9419763
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230414 | U.S. Treasury Notes9419782
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230414 | U.S. Treasury Notes9419769
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230414 | U.S. Treasury Notes9419756
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230414 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230414 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230414 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230414 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230414 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230414 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230414 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230414 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230414 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230414 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230414 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230414 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230414 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230414 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230414 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230414 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000230414 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	45.90%